Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 277,168	$ 40,186	¥ 381,158
Restricted cash (including amounts of the consolidated VIE of RMB127,315 and RMB55,458 as of December 31, 2021 and 2022, respectively)	98,917	14,342	183,408
Contract assets, net of allowance for doubtful accounts	49,888	7,233	0
Accounts receivable, net of allowance for doubtful accounts	250,667	36,342	777,262
Insurance premium receivables (including amounts of the consolidated VIE of RMB1,217 and RMB1,792 as of December 31, 2021 and 2022, respectively)	1,792	260	1,217
Amounts due from related parties	489	71	128
Prepaid expense and other receivables	71,818	10,413	77,511
Total current assets	750,739	108,847	1,420,684
Non-current assets
Restricted cash (including amounts of the consolidated VIE of RMB24,680 and RMB nil as of December 31, 2021 and 2022, respectively)	0	0	44,418
Contract assets, net of allowance for doubtful accounts	6,634	962	0
Property, plant and equipment, net	38,518	5,585	48,461
Intangible assets, net	53,498	7,756	21,626
Deferred tax assets	0	0	605
Long-term investments	77,305	11,208	73,001
Operating lease right-of-use assets	162,180	23,514	247,819
Goodwill	461	67	461
Other assets	279	40	379
Total non-current assets	338,875	49,132	436,770
Total assets	1,089,614	157,979	1,857,454
Current liabilities
Short-term borrowings (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB216,710 and RMB150,000 as of December 31, 2021 and 2022, respectively)	150,000	21,748	216,710
Accounts payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB680,183 and RMB261,993 as of December 31, 2021 and 2022, respectively)	262,266	38,025	680,369
Insurance premium payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB124,019 and RMB27,567 as of December 31, 2021 and 2022, respectively)	27,567	3,997	124,019
Contract liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB2,681 and RMB702 as of December 31, 2021 and 2022, respectively)	4,034	585	7,236
Other payables and accrued expenses (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB207,461 and RMB195,136 as of December 31, 2021 and 2022, respectively)	58,251	8,446	71,255
Payroll and welfare payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB92,094 and RMB39,674 as of December 31, 2021 and 2022, respectively)	43,938	6,370	93,451
Income taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB2,440 and RMB2,440 as of December 31, 2021 and 2022, respectively)	2,440	354	2,440
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB12,362 and RMB10,075 as of December 31, 2021 and 2022, respectively)	10,075	1,461	14,886
Amounts due to related parties (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB11,875 and RMB495 as of December 31, 2021 and 2022, respectively)	495	72	11,875
Total current liabilities	559,066	81,058	1,222,241
Non-current liabilities
Long-term borrowings (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB20,000 and RMB nil as of December 31, 2021 and 2022, respectively)	0	0	20,000
Deferred tax liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB4,455 and RMB12,659 as of December 31, 2021 and 2022, respectively)	12,491	1,811	4,892
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB245,396 and RMB176,032 as of December 31, 2021 and 2022, respectively)	176,032	25,522	249,183
Payroll and welfare payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB nil of December 31, 2021 and 2022, respectively)	0	0	225
Total non-current liabilities	188,523	27,333	274,300
Total liabilities	747,589	108,391	1,496,541
Commitments and contingencies
Shareholders' equity
Treasury stock, value	(15,306)	(2,219)	(9,545)
Additional paid-in capital	904,935	131,203	896,772
Accumulated other comprehensive loss	(17,695)	(2,566)	(27,295)
Accumulated deficit	(531,127)	(77,006)	(499,940)
Total shareholders' equity attributable to Huize Holding Limited shareholders	340,879	49,422	360,064
Non-controlling interests	1,146	166	849
Total shareholders' equity	342,025	49,588	360,913
Total liabilities and shareholders' equity	1,089,614	157,979	1,857,454
Common Class A [Member]
Shareholders' equity
Common shares	62	9	62
Common Class B [Member]
Shareholders' equity
Common shares	¥ 10	$ 1	¥ 10